Schedule of Investments(a)
Invesco Focused Discovery Growth ETF (IVDG)
January 31, 2023
(Unaudited)
	Shares	Value
Common Stocks & Other Equity Interests-96.59%
Consumer Discretionary-17.47%
Chipotle Mexican Grill, Inc.(b)	11	$18,110
D.R. Horton, Inc.	162	15,988
Genuine Parts Co.	75	12,587
Hilton Worldwide Holdings, Inc.	101	14,654
Las Vegas Sands Corp.(b)	61	3,599
O’Reilly Automotive, Inc.(b)	24	19,016
Tractor Supply Co.	72	16,415
Ulta Beauty, Inc.(b)	46	23,642
		124,011
Consumer Staples-2.14%
Monster Beverage Corp.(b)	146	15,196
Energy-3.83%
Cheniere Energy, Inc.	178	27,197
Financials-8.84%
Ameriprise Financial, Inc.	44	15,405
Arthur J. Gallagher & Co.	115	22,508
FactSet Research Systems, Inc.	26	10,996
MSCI, Inc.	26	13,821
		62,730
Health Care-17.45%
Agilent Technologies, Inc.	109	16,577
Alnylam Pharmaceuticals, Inc.(b)	41	9,282
AmerisourceBergen Corp.	70	11,827
DexCom, Inc.(b)	120	12,851
Humana, Inc.	26	13,304
Insulet Corp.(b)	69	19,825
Mettler-Toledo International, Inc.(b)	13	19,928
Molina Healthcare, Inc.(b)	65	20,269
		123,863
Industrials-20.06%
AMETEK, Inc.	113	16,376
CoStar Group, Inc.(b)	227	17,683
	Shares	Value
Industrials-(continued)
Hubbell, Inc.	60	$13,734
IDEX Corp.	60	14,381
Old Dominion Freight Line, Inc.	58	19,328
Quanta Services, Inc.	107	16,284
United Rentals, Inc.(b)	41	18,079
Waste Connections, Inc.	73	9,702
WillScot Mobile Mini Holdings Corp.(b)	347	16,816
		142,383
Information Technology-26.80%
Amdocs Ltd.	116	10,664
Cadence Design Systems, Inc.(b)	88	16,089
ExlService Holdings, Inc.(b)	57	9,724
Gartner, Inc.(b)	65	21,979
Lattice Semiconductor Corp.(b)	176	13,339
Manhattan Associates, Inc.(b)	95	12,384
Monolithic Power Systems, Inc.	44	18,769
Motorola Solutions, Inc.	83	21,332
Paylocity Holding Corp.(b)	116	24,162
Roper Technologies, Inc.	40	17,070
Synopsys, Inc.(b)	70	24,762
		190,274
Total Common Stocks & Other Equity Interests (Cost $661,053)		685,654
Money Market Funds-3.30%
Invesco Government & Agency Portfolio, Institutional Class, 4.30%(c)(d) (Cost $23,428)	23,428	23,428
TOTAL INVESTMENTS IN SECURITIES-99.89% (Cost $684,481)		709,082
OTHER ASSETS LESS LIABILITIES-0.11%		776
NET ASSETS-100.00%		$709,858
Notes to Schedule of Investments:
(a)	Industry and/or sector classifications used in this report are generally according to the Global Industry Classification Standard, which was developed by and is the exclusive property and a service mark of MSCI Inc. and Standard & Poor’s.
(b)	Non-income producing security.
(c)	Affiliated issuer. The issuer and/or the Fund is a wholly-owned subsidiary of Invesco Ltd., or is affiliated by having an investment adviser that is under common control of Invesco Ltd. The table below shows the Fund’s transactions in, and earnings from, its investments in affiliates for the three months ended January 31, 2023.

	Value October 31, 2022	Purchases at Cost	Proceeds from Sales	Change in Unrealized Appreciation	Realized Gain	Value January 31, 2023	Dividend Income
Investments in Affiliated Money Market Funds:
Invesco Government & Agency Portfolio, Institutional Class	$16,956	$132,394	$(125,922)	$-	$-	$23,428	$157

(d)	The rate shown is the 7-day SEC standardized yield as of January 31, 2023.
The valuation policy and a listing of other significant accounting policies are available in the most recent shareholder report.
See accompanying notes which are an integral part of this schedule.

Schedule of Investments(a)
Invesco Real Assets ESG ETF (IVRA)
January 31, 2023
(Unaudited)
	Shares	Value
Common Stocks & Other Equity Interests-99.59%
Energy-25.29%
Cameco Corp. (Canada)	1,108	$30,915
Cheniere Energy, Inc.	846	129,260
Enbridge, Inc. (Canada)	4,183	170,787
Keyera Corp. (Canada)	4,035	91,777
Kinder Morgan, Inc.	891	16,305
ONEOK, Inc.	1,887	129,222
Pembina Pipeline Corp. (Canada)	2,570	90,928
Targa Resources Corp.	1,472	110,429
TC Energy Corp. (Canada)(b)	1,295	55,639
Williams Cos., Inc. (The)	577	18,603
		843,865
Materials-11.94%
Agnico Eagle Mines Ltd. (Canada)	987	55,580
Canfor Corp. (Canada)(c)	3,847	72,682
Corteva, Inc.	808	52,076
Interfor Corp. (Canada)(c)	3,691	73,607
Lundin Mining Corp. (Chile)	4,733	35,719
Nutrien Ltd. (Canada)	1,118	92,282
West Fraser Timber Co. Ltd. (Canada)	189	16,386
		398,332
Real Estate-58.26%
Alexandria Real Estate Equities, Inc.	204	32,791
American Homes 4 Rent, Class A	778	26,678
American Tower Corp.	951	212,444
AvalonBay Communities, Inc.	195	34,601
Camden Property Trust	739	91,052
Crown Castle, Inc.	714	105,751
CubeSmart	1,769	81,003
Digital Realty Trust, Inc.	797	91,352
Douglas Emmett, Inc.(b)	3,298	55,242
Equinix, Inc.	124	91,528
Equity Residential	741	47,165
Healthpeak Properties, Inc.	727	19,978
Kilroy Realty Corp.	1,623	66,608
Life Storage, Inc.	994	107,392
Mid-America Apartment Communities, Inc.	156	26,008
Prologis, Inc.	1,791	231,540
Public Storage	215	65,433
Regency Centers Corp.	385	25,653
Rexford Industrial Realty, Inc.	1,384	87,842
	Shares	Value
Real Estate-(continued)
SBA Communications Corp., Class A	378	$112,466
Simon Property Group, Inc.	318	40,850
Summit Hotel Properties, Inc.	3,200	27,264
Sun Communities, Inc.	329	51,607
UDR, Inc.	1,843	78,493
Ventas, Inc.	566	29,324
Welltower, Inc.	1,383	103,780
		1,943,845
Utilities-4.10%
CenterPoint Energy, Inc.	1,641	49,427
Essential Utilities, Inc.	1,381	64,534
Sempra Energy	141	22,606
		136,567
Total Common Stocks & Other Equity Interests (Cost $3,069,247)		3,322,609
Money Market Funds-0.31%
Invesco Government & Agency Portfolio, Institutional Class, 4.30%(d)(e) (Cost $10,356)	10,356	10,356
TOTAL INVESTMENTS IN SECURITIES (excluding investments purchased with cash collateral from securities on loan)-99.90% (Cost $3,079,603)		3,332,965
Investments Purchased with Cash Collateral from Securities on Loan
Money Market Funds-2.68%
Invesco Private Government Fund, 4.36%(d)(e)(f)	25,079	25,079
Invesco Private Prime Fund, 4.59%(d)(e)(f)	64,487	64,507
Total Investments Purchased with Cash Collateral from Securities on Loan (Cost $89,592)		89,586
TOTAL INVESTMENTS IN SECURITIES-102.58% (Cost $3,169,195)		3,422,551
OTHER ASSETS LESS LIABILITIES-(2.58)%		(86,190)
NET ASSETS-100.00%		$3,336,361
Notes to Schedule of Investments:
(a)	Industry and/or sector classifications used in this report are generally according to the Global Industry Classification Standard, which was developed by and is the exclusive property and a service mark of MSCI Inc. and Standard & Poor’s.
(b)	All or a portion of this security was out on loan at January 31, 2023.
(c)	Non-income producing security.
(d)	Affiliated issuer. The issuer and/or the Fund is a wholly-owned subsidiary of Invesco Ltd., or is affiliated by having an investment adviser that is under common control of Invesco Ltd. The table below shows the Fund’s transactions in, and earnings from, its investments in affiliates for the three months ended January 31, 2023.

	Value October 31, 2022	Purchases at Cost	Proceeds from Sales	Change in Unrealized Appreciation (Depreciation)	Realized Gain	Value January 31, 2023	Dividend Income
Investments in Affiliated Money Market Funds:
Invesco Government & Agency Portfolio, Institutional Class	$7,655	$134,867	$(132,166)	$-	$-	$10,356	$147
See accompanying notes which are an integral part of this schedule.

Invesco Real Assets ESG ETF (IVRA)—(continued)
January 31, 2023
(Unaudited)
	Value October 31, 2022	Purchases at Cost	Proceeds from Sales	Change in Unrealized Appreciation (Depreciation)	Realized Gain	Value January 31, 2023	Dividend Income
Investments Purchased with Cash Collateral from Securities on Loan:
Invesco Private Government Fund	$-	$209,184	$(184,105)	$-	$-	$25,079	$252*
Invesco Private Prime Fund	-	516,901	(452,405)	(6)	17	64,507	691*
Total	$7,655	$860,952	$(768,676)	$(6)	$17	$99,942	$1,090

*	Represents the income earned on the investment of cash collateral. Does not include rebates and fees paid to lending agent or premiums received from borrowers, if any.

(e)	The rate shown is the 7-day SEC standardized yield as of January 31, 2023.
(f)	The security has been segregated to satisfy the commitment to return the cash collateral received in securities lending transactions upon the borrower’s return of the securities loaned.

This Fund has holdings greater than 10% of net assets in the following country:
Canada	22.50%
The valuation policy and a listing of other significant accounting policies are available in the most recent shareholder report.
See accompanying notes which are an integral part of this schedule.

Schedule of Investments(a)
Invesco Select Growth ETF (IVSG)
January 31, 2023
(Unaudited)
	Shares	Value
Common Stocks & Other Equity Interests-99.60%
Communication Services-18.47%
Alphabet, Inc., Class A(b)	551	$54,461
Netflix, Inc.(b)	131	46,356
Take-Two Interactive Software, Inc.(b)	393	44,499
Trade Desk, Inc. (The), Class A(b)	434	22,004
		167,320
Consumer Discretionary-15.35%
Amazon.com, Inc.(b)	529	54,556
JD.com, Inc., ADR (China)	285	16,966
Las Vegas Sands Corp.(b)	404	23,836
O’Reilly Automotive, Inc.(b)	41	32,486
Penn Entertainment, Inc.(b)	316	11,202
		139,046
Consumer Staples-3.66%
Monster Beverage Corp.(b)	318	33,097
Energy-2.90%
Schlumberger Ltd.	460	26,211
Financials-4.87%
Chubb Ltd.	194	44,133
Health Care-7.00%
Regeneron Pharmaceuticals, Inc.(b)	29	21,995
UnitedHealth Group, Inc.	83	41,433
		63,428
Industrials-7.26%
Deere & Co.	81	34,250
Lockheed Martin Corp.	68	31,502
		65,752
	Shares	Value
Information Technology-40.09%
Apple, Inc.	408	$58,870
Mastercard, Inc., Class A	109	40,396
Microsoft Corp.	362	89,707
MongoDB, Inc.(b)	101	21,635
Monolithic Power Systems, Inc.	78	33,272
NVIDIA Corp.	197	38,488
Paylocity Holding Corp.(b)	84	17,496
Visa, Inc., Class A	188	43,280
Workday, Inc., Class A(b)	110	19,957
		363,101
Total Common Stocks & Other Equity Interests (Cost $1,031,701)		902,088
Money Market Funds-0.42%
Invesco Government & Agency Portfolio, Institutional Class, 4.30%(c)(d) (Cost $3,826)	3,826	3,826
TOTAL INVESTMENTS IN SECURITIES-100.02% (Cost $1,035,527)		905,914
OTHER ASSETS LESS LIABILITIES-(0.02)%		(176)
NET ASSETS-100.00%		$905,738
Investment Abbreviations:
ADR	-American Depositary Receipt

Notes to Schedule of Investments:
(a)	Industry and/or sector classifications used in this report are generally according to the Global Industry Classification Standard, which was developed by and is the exclusive property and a service mark of MSCI Inc. and Standard & Poor’s.
(b)	Non-income producing security.
(c)	Affiliated issuer. The issuer and/or the Fund is a wholly-owned subsidiary of Invesco Ltd., or is affiliated by having an investment adviser that is under common control of Invesco Ltd. The table below shows the Fund’s transactions in, and earnings from, its investments in affiliates for the three months ended January 31, 2023.

	Value October 31, 2022	Purchases at Cost	Proceeds from Sales	Change in Unrealized Appreciation	Realized Gain	Value January 31, 2023	Dividend Income
Investments in Affiliated Money Market Funds:
Invesco Government & Agency Portfolio, Institutional Class	$13,501	$40,152	$(49,827)	$-	$-	$3,826	$92
Investments Purchased with Cash Collateral from Securities on Loan:
Invesco Private Government Fund	2,703	270	(2,973)	-	-	-	2*
Invesco Private Prime Fund	6,292	370	(6,662)	-	-	-	5*
Total	$22,496	$40,792	$(59,462)	$-	$-	$3,826	$99

*	Represents the income earned on the investment of cash collateral. Does not include rebates and fees paid to lending agent or premiums received from borrowers, if any.

(d)	The rate shown is the 7-day SEC standardized yield as of January 31, 2023.
The valuation policy and a listing of other significant accounting policies are available in the most recent shareholder report.
See accompanying notes which are an integral part of this schedule.

Schedule of Investments(a)
Invesco US Large Cap Core ESG ETF (IVLC)
January 31, 2023
(Unaudited)
	Shares	Value
Common Stocks & Other Equity Interests-99.79%
Communication Services-7.29%
Alphabet, Inc., Class A(b)	2,291	$226,442
Comcast Corp., Class A	1,647	64,810
Electronic Arts, Inc.	537	69,101
Verizon Communications, Inc.	2,407	100,059
		460,412
Consumer Discretionary-11.45%
Amazon.com, Inc.(b)	2,301	237,302
Aptiv PLC(b)(c)	481	54,396
D.R. Horton, Inc.	771	76,090
Dollar General Corp.	262	61,203
Expedia Group, Inc.(b)	561	64,122
Home Depot, Inc. (The)	396	128,372
O’Reilly Automotive, Inc.(b)	129	102,213
		723,698
Consumer Staples-6.62%
Mondelez International, Inc., Class A	1,464	95,804
PepsiCo, Inc.	668	114,241
Procter & Gamble Co. (The)	794	113,050
Sysco Corp.	1,233	95,508
		418,603
Energy-2.36%
Baker Hughes Co., Class A	4,702	149,242
Financials-12.42%
Allstate Corp. (The)	486	62,436
American Express Co.	533	93,238
Bank of America Corp.	2,062	73,160
Equitable Holdings, Inc.	3,625	116,254
First Citizens BancShares, Inc., Class A	114	88,656
Intercontinental Exchange, Inc.	644	69,262
JPMorgan Chase & Co.	1,065	149,057
Marsh & McLennan Cos., Inc.	485	84,831
S&P Global, Inc.	129	48,367
		785,261
Health Care-14.25%
AstraZeneca PLC, ADR (United Kingdom)	1,876	122,634
Bristol-Myers Squibb Co.	1,034	75,120
Cooper Cos., Inc. (The)	211	73,624
Danaher Corp.	351	92,797
Eli Lilly and Co.	331	113,914
HCA Healthcare, Inc.	602	153,552
Seagen, Inc.(b)	470	65,556
UnitedHealth Group, Inc.	408	203,670
		900,867
Industrials-10.95%
Carrier Global Corp.	1,717	78,175
Deere & Co.	253	106,979
Hubbell, Inc.	333	76,227
Otis Worldwide Corp.	1,053	86,588
Rockwell Automation, Inc.	278	78,404
Union Pacific Corp.	472	96,378
United Parcel Service, Inc., Class B	599	110,953
Waste Connections, Inc.	439	58,343
		692,047
	Shares	Value
Information Technology-27.95%
Accenture PLC, Class A	397	$110,783
Advanced Micro Devices, Inc.(b)	843	63,351
Apple, Inc.	2,437	351,635
Applied Materials, Inc.	985	109,818
Fiserv, Inc.(b)	1,012	107,960
Microsoft Corp.	1,752	434,163
NVIDIA Corp.	756	147,700
QUALCOMM, Inc.	686	91,382
Synopsys, Inc.(b)	142	50,233
TE Connectivity Ltd.	414	52,640
Visa, Inc., Class A(c)	740	170,355
VMware, Inc., Class A(b)	625	76,544
		1,766,564
Materials-1.07%
Crown Holdings, Inc.	765	67,442
Real Estate-3.21%
Alexandria Real Estate Equities, Inc.	178	28,612
American Tower Corp.	178	39,763
Prologis, Inc.	1,038	134,193
		202,568
Utilities-2.22%
Avangrid, Inc.(c)	1,349	56,887
NextEra Energy, Inc.	1,119	83,511
		140,398
Total Common Stocks & Other Equity Interests (Cost $6,522,976)		6,307,102
Money Market Funds-0.18%
Invesco Government & Agency Portfolio, Institutional Class, 4.30%(d)(e) (Cost $11,109)	11,109	11,109
TOTAL INVESTMENTS IN SECURITIES (excluding investments purchased with cash collateral from securities on loan)-99.97% (Cost $6,534,085)		6,318,211
Investments Purchased with Cash Collateral from Securities on Loan
Money Market Funds-4.15%
Invesco Private Government Fund, 4.36%(d)(e)(f)	73,462	73,462
Invesco Private Prime Fund, 4.59%(d)(e)(f)	188,882	188,939
Total Investments Purchased with Cash Collateral from Securities on Loan (Cost $262,396)		262,401
TOTAL INVESTMENTS IN SECURITIES-104.12% (Cost $6,796,481)		6,580,612
OTHER ASSETS LESS LIABILITIES-(4.12)%		(260,212)
NET ASSETS-100.00%		$6,320,400
See accompanying notes which are an integral part of this schedule.

Invesco US Large Cap Core ESG ETF (IVLC)—(continued)
January 31, 2023
(Unaudited)
Investment Abbreviations:
ADR	-American Depositary Receipt

Notes to Schedule of Investments:
(a)	Industry and/or sector classifications used in this report are generally according to the Global Industry Classification Standard, which was developed by and is the exclusive property and a service mark of MSCI Inc. and Standard & Poor’s.
(b)	Non-income producing security.
(c)	All or a portion of this security was out on loan at January 31, 2023.
(d)	Affiliated issuer. The issuer and/or the Fund is a wholly-owned subsidiary of Invesco Ltd., or is affiliated by having an investment adviser that is under common control of Invesco Ltd. The table below shows the Fund’s transactions in, and earnings from, its investments in affiliates for the three months ended January 31, 2023.

	Value October 31, 2022	Purchases at Cost	Proceeds from Sales	Change in Unrealized Appreciation	Realized Gain	Value January 31, 2023	Dividend Income
Investments in Affiliated Money Market Funds:
Invesco Government & Agency Portfolio, Institutional Class	$13,140	$71,183	$(73,214)	$-	$-	$11,109	$151
Investments Purchased with Cash Collateral from Securities on Loan:
Invesco Private Government Fund	14,212	126,218	(66,968)	-	-	73,462	399*
Invesco Private Prime Fund	36,557	294,556	(142,184)	4	6	188,939	1,068*
Total	$63,909	$491,957	$(282,366)	$4	$6	$273,510	$1,618

*	Represents the income earned on the investment of cash collateral. Does not include rebates and fees paid to lending agent or premiums received from borrowers, if any.

(e)	The rate shown is the 7-day SEC standardized yield as of January 31, 2023.
(f)	The security has been segregated to satisfy the commitment to return the cash collateral received in securities lending transactions upon the borrower’s return of the securities loaned.
The valuation policy and a listing of other significant accounting policies are available in the most recent shareholder report.
See accompanying notes which are an integral part of this schedule.

Notes to Quarterly Schedules of Portfolio Holdings
January 31, 2023
(Unaudited)
NOTE 1—Additional Valuation Information
Generally Accepted Accounting Principles ("GAAP") defines fair value as the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date, under current market conditions. GAAP establishes a hierarchy that prioritizes the inputs to valuation methods, giving the highest priority to readily available unadjusted quoted prices in an active market for identical assets (Level 1) and the lowest priority to significant unobservable inputs (Level 3), generally when market prices are not readily available. Based on the valuation inputs, the securities or other investments are tiered into one of three levels. Changes in valuation methods may result in transfers in or out of an investment’s assigned level:
Level 1 — Prices are determined using quoted prices in an active market for identical assets.
Level 2 — Prices are determined using other significant observable inputs. Observable inputs are inputs that other market participants may use in pricing a security. These may include quoted prices for similar securities, interest rates, prepayment speeds, credit risk, yield curves, loss severities, default rates, discount rates, volatilities and others.
Level 3 — Prices are determined using significant unobservable inputs. In situations where quoted prices or observable inputs are unavailable (for example, when there is little or no market activity for an investment at the end of the period), unobservable inputs may be used. Unobservable inputs reflect Invesco Capital Management LLC’s assumptions about the factors market participants would use in determining fair value of the securities or instruments and would be based on the best available information.
The following is a summary of the tiered valuation input levels, as of January 31, 2023, for each Fund (except for Focused Discovery Growth ETF and Select Growth ETF). As of January 31, 2023, all of the securities in Focused Discovery Growth ETF and Select Growth ETF were valued based on Level 1 inputs (see the Schedules of Investments for security categories). The level assigned to the securities valuations may not be an indication of the risk or liquidity associated with investing in those securities. Because of the inherent uncertainties of valuation, the values reflected in the financial statements may materially differ from the value received upon actual sale of those investments.
	Level 1	Level 2	Level 3	Total
Invesco Real Assets ESG ETF
Investments in Securities
Common Stocks & Other Equity Interests	$3,322,609	$-	$-	$3,322,609
Money Market Funds	10,356	89,586	-	99,942
Total Investments	$3,332,965	$89,586	$-	$3,422,551
Invesco US Large Cap Core ESG ETF
Investments in Securities
Common Stocks & Other Equity Interests	$6,307,102	$-	$-	$6,307,102
Money Market Funds	11,109	262,401	-	273,510
Total Investments	$6,318,211	$262,401	$-	$6,580,612